Risk management - Changes in gross carrying amounts and loan loss provisions (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Gross carrying amount | Purchased credit impaired | Stage 3: Lifetime Expected Credit Losses
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	€ (21)
Closing balance	(21)	€ (21)
Gross carrying amount | Stage 2
Disclosure of credit risk exposure [line items]
Changes in models/risk parameters	2,300
Provisions
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	(6,049)
Increase in loan loss provisions	612	1,194
Closing balance	(5,945)	(6,049)
Provisions | IFRS-9 Eligible Financial Assets
Disclosure of credit risk exposure [line items]
Financial assets that have been derecognised	638	1,170
Provisions | Non-credit replacement guarantees
Disclosure of credit risk exposure [line items]
Increase in loan loss provisions	(26)	9
Provisions | Modification gains and losses on restructured financial assets
Disclosure of credit risk exposure [line items]
Increase in loan loss provisions	0	15
Loans | Gross carrying amount
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	1,048,574	1,025,043
Net remeasurement of loan loss provisions		0
New financial assets originated or purchased	134,966	212,516
Financial assets that have been derecognised	(72,474)	(140,148)
Net drawdowns and repayments	(33,005)	(46,465)
Changes in models/risk parameters	0	0
Write-offs	(556)	(1,017)
Disposals	(860)	(1,355)
Foreign exchange and other movements	17,288	0
Closing balance	1,093,934	1,048,574
Loans | Gross carrying amount | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	0	0
Loans | Gross carrying amount | Not credit-impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	0	0
Loans | Gross carrying amount | Credit impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	0	0
Loans | Gross carrying amount | Stage 1
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	954,943	937,633
Net remeasurement of loan loss provisions	0	0
New financial assets originated or purchased	134,966	212,516
Financial assets that have been derecognised	(65,485)	(126,858)
Net drawdowns and repayments	(28,119)	(41,763)
Changes in models/risk parameters	0	0
Write-offs	0	0
Disposals	(510)	(935)
Foreign exchange and other movements	16,157	0
Closing balance	1,003,405	954,943
Loans | Gross carrying amount | Stage 1 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	16,783	20,486
Loans | Gross carrying amount | Stage 1 | Not credit-impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	(24,349)	(43,155)
Loans | Gross carrying amount | Stage 1 | Credit impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	(980)	(2,980)
Loans | Gross carrying amount | Stage 2
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	79,888	75,454
Net remeasurement of loan loss provisions	0	0
New financial assets originated or purchased	0	0
Financial assets that have been derecognised	(6,435)	(11,840)
Net drawdowns and repayments	(3,973)	(4,393)
Changes in models/risk parameters	0	0
Write-offs	0	0
Disposals	(68)	(141)
Foreign exchange and other movements	1,092	0
Closing balance	77,596	79,888
Loans | Gross carrying amount | Stage 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	(16,655)	(20,236)
Loans | Gross carrying amount | Stage 2 | Not credit-impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	25,053	43,900
Loans | Gross carrying amount | Stage 2 | Credit impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	(1,305)	(2,856)
Loans | Gross carrying amount | Stage 3
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	13,742	11,956
Net remeasurement of loan loss provisions	0	0
New financial assets originated or purchased	0	0
Financial assets that have been derecognised	(554)	(1,450)
Net drawdowns and repayments	(912)	(309)
Changes in models/risk parameters	0	0
Write-offs	(556)	(1,017)
Disposals	(282)	(279)
Foreign exchange and other movements	40	0
Closing balance	12,932	13,742
Loans | Gross carrying amount | Stage 3 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	(128)	(249)
Loans | Gross carrying amount | Stage 3 | Not credit-impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	(703)	(745)
Loans | Gross carrying amount | Stage 3 | Credit impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	2,286	5,836
Loans | Provisions
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	(6,049)	(5,839)
Net remeasurement of loan loss provisions	215	(133)
New financial assets originated or purchased	(120)	(192)
Financial assets that have been derecognised	(245)	(485)
Net drawdowns and repayments		0
Changes in models/risk parameters	(35)	(20)
Increase in loan loss provisions	612	1,179
Write-offs	(556)	(1,017)
Disposals	(129)	(225)
Recoveries of amounts previously written off	30	69
Foreign exchange and other movements	(60)	203
Closing balance	(5,945)	(6,049)
Loans | Provisions | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	141	207
Loans | Provisions | Not credit-impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	(250)	(285)
Loans | Provisions | Credit impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	(448)	(1,548)
Loans | Provisions | Stage 1
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	(409)	(517)
Net remeasurement of loan loss provisions	(7)	(181)
New financial assets originated or purchased	(119)	(192)
Financial assets that have been derecognised	(40)	(76)
Net drawdowns and repayments		0
Changes in models/risk parameters	(6)	8
Increase in loan loss provisions	39	(102)
Write-offs	0	0
Disposals	(2)	(1)
Recoveries of amounts previously written off	0	0
Foreign exchange and other movements	(7)	(5)
Closing balance	(439)	(409)
Loans | Provisions | Stage 1 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	(15)	(22)
Loans | Provisions | Stage 1 | Not credit-impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	36	49
Loans | Provisions | Stage 1 | Credit impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	7	18
Loans | Provisions | Stage 2
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	(1,130)	(1,435)
Net remeasurement of loan loss provisions	85	(137)
New financial assets originated or purchased	0	0
Financial assets that have been derecognised	(84)	(153)
Net drawdowns and repayments		0
Changes in models/risk parameters	17	(6)
Increase in loan loss provisions	137	(297)
Write-offs	0	0
Disposals	(2)	(8)
Recoveries of amounts previously written off	0	0
Foreign exchange and other movements	(18)	0
Closing balance	(1,247)	(1,130)
Loans | Provisions | Stage 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	132	195
Loans | Provisions | Stage 2 | Not credit-impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	(358)	(429)
Loans | Provisions | Stage 2 | Credit impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	107	235
Loans | Provisions | Stage 3
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	(4,509)	(3,887)
Net remeasurement of loan loss provisions	137	185
New financial assets originated or purchased	(1)	0
Financial assets that have been derecognised	(121)	(257)
Net drawdowns and repayments		0
Changes in models/risk parameters	(47)	(22)
Increase in loan loss provisions	436	1,578
Write-offs	(556)	(1,017)
Disposals	(125)	(215)
Recoveries of amounts previously written off	30	69
Foreign exchange and other movements	(35)	208
Closing balance	(4,259)	(4,509)
Loans | Provisions | Stage 3 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	23	34
Loans | Provisions | Stage 3 | Not credit-impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	72	96
Loans | Provisions | Stage 3 | Credit impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	€ (562)	€ (1,802)